24. POST-EMPLOYMENT OBLIGATIONS (Details 8)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [abstract]
Shares	9.25%	9.51%
Fixed income securities	72.17%	72.28%
Real estate property	3.71%	3.79%
Others	14.87%	14.42%
Total	100.00%	100.00%